SIGNIFICANT ACCOUNTING POLICIES: Invest, VEBA, NP (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended			3 Months Ended
	Mar. 29, 2014	Dec. 31, 2014 company	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
VEBA trust
Cash and cash equivalents held by VEBA trust		$ 100,108	$ 88,283	$ 63,862	$ 100,108	$ 88,283	$ 78,612
Goodwill and indefinite-lived intangible assets:
Impairments of intangibles		0	0
Equity method investment:
Ownership interest in Spanish companies before increase (as a percent)			50.00%			50.00%
Number of foreign companies that are accounted for using equity method		2
Dividends paid by subsidiary		0	0	0
Pre-tax impairment charge			975	850
Net loss on step acquisition	529	529
Additional income tax provision	2,350
Ownership interest in Spanish companies after step acquisition (as a percent)		83.00%			83.00%
Total expected payment for additional stock		1,400
Payment for additional stock in Spanish companies		1,200
Loans Payable, Noncurrent [Abstract]
Long-term Debt, Weighted Average Interest Rate		3.00%			3.00%
VEBA Trust
VEBA trust
Contribution by entity to VEBA trust					1,000	15,000
VEBA Trust | Level 1
VEBA trust
Cash and cash equivalents held by VEBA trust		$ 10,845	$ 13,991		$ 10,845	$ 13,991
Maximum
Loans Payable, Noncurrent [Abstract]
Debt Instrument, Term		4 years
Minimum
Loans Payable, Noncurrent [Abstract]
Debt Instrument, Term		1 year